UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5824

DOMINI SOCIAL TRUST
(Exact Name of Registrant as Specified in Charter)

536 Broadway, 7th Floor, New York, New York 10012
(Address of Principal Executive Offices)

Amy L. Domini
Domini Social Investments LLC
536 Broadway, 7th Floor
New York, New York 10012
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: July 31, 2005

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

Domini Social Index Portfolio

Portfolio of Investments

July 31, 2005

Security	Shares	Value
Consumer Discretionary 15.3%
American Greetings Corporation, Class A	19,100	$485,904
AutoZone, Inc. (a)	17,231	1,678,989
Bandag, Inc.	4,900	226,037
Bed Bath & Beyond (a)	78,600	3,607,740
Best Buy Co., Inc.	80,000	6,128,000
Black & Decker Corp.	21,500	1,941,665
Bright Horizons Family Solutions, Inc. (a)	6,400	292,992
Centex Corporation	33,900	2,507,922
Champion Enterprises, Inc. (a)	20,200	243,612
Charming Shoppes, Inc. (a)	29,400	344,862
Circuit City Stores, Inc.	50,300	917,975
Claire's Stores, Inc.	27,000	686,070
Comcast Corporation, Class A (a)	588,058	18,071,023
Cooper Tire and Rubber Company	17,400	350,088
Dana Corporation	39,500	620,545
Darden Restaurants, Inc.	39,500	1,370,650
Delphi Automotive Systems Corporation	152,500	808,250
DeVry, Inc. (a)	18,100	360,009
Disney (Walt) Company (The)	544,700	13,966,108
Dollar General Corporation	78,751	1,600,220
Dow Jones & Company	17,900	671,787
eBay Inc. (a)	323,772	13,527,194
Emmis Communications Corporation, Class A (a)	8,860	181,896
Family Dollar Stores Inc.	44,800	1,155,840
Foot Locker, Inc.	40,600	1,015,000
Gaiam, Inc. (a)	2,200	22,440
Gap Inc.	201,397	4,251,491
Genuine Parts Company	47,300	2,165,867
Harley-Davidson, Inc.	75,900	4,037,121
Harman International Industries, Inc.	17,220	1,480,059
Hartmarx Corporation (a)	8,500	86,870
Home Depot, Inc. (The)	572,044	24,889,634
Horton (D.R.), Inc.	73,033	3,000,196
Interface, Inc., Class A (a)	11,400	116,394
Consumer Discretionary (Continued)
Johnson Controls, Inc.	51,000	$2,929,440
KB Home	22,400	1,834,784
Lee Enterprises, Inc.	12,500	535,125
Leggett & Platt, Incorporated	51,300	1,297,377
Limited Brands	101,330	2,470,425
Liz Claiborne, Inc.	28,000	1,165,080
Lowe's Companies, Inc.	206,300	13,661,186
Mattel, Inc.	110,685	2,064,275
May Department Stores Company	78,600	3,226,530
Maytag Corporation	22,600	381,262
McDonald's Corporation	337,900	10,532,343
McGraw-Hill Companies	100,000	4,601,000
Media General, Inc., Class A	6,800	465,800
Men's Wearhouse, Inc. (a)	13,050	469,278
Meredith Corporation	11,700	579,150
Modine Manufacturing Company	8,700	313,809
New York Times Company, Class A	38,900	1,226,128
Newell Rubbermaid, Inc.	73,378	1,824,911
Nordstrom, Inc.	65,500	2,424,155
Office Depot (a)	84,000	2,383,920
Omnicom Group, Inc.	49,300	4,184,091
Penney (J.C.) Company, Inc.	70,100	3,935,414
Pep Boys – Manny, Moe & Jack	14,000	190,260
Phillips-Van Heusen Corporation	7,200	244,080
Pixar (a)	23,400	1,006,434
Proliance International Inc. (a)	2,050	12,897
Pulte Homes, Inc.	31,900	2,986,478
Radio One, Inc. (a)	5,800	76,502
RadioShack Corporation	41,900	983,393
Reebok International Ltd.	15,800	668,340
Ruby Tuesday, Inc.	15,800	395,316
Russell Corporation	8,300	157,036
Scholastic Corporation (a)	9,700	358,609

Domini Social Index Portfolio / Portfolio of Investments (Continued)

July 31, 2005

Security	Shares	Value
Consumer Discretionary (Continued)
Scripps (E.W.) Company (The), Class A	33,100	$1,672,543
Snap-On Incorporated	15,050	552,034
Spartan Motors, Inc.	3,100	36,332
Stanley Works	19,900	973,707
Staples, Inc.	195,584	4,453,448
Starbucks Corporation (a)	103,957	5,462,940
Stride Rite Corporation	10,800	151,200
Target Corporation	235,500	13,835,625
Tiffany & Co.	37,300	1,269,319
Timberland Company (The) (a)	15,700	524,066
Time Warner, Inc. (a)	1,248,920	21,256,618
TJX Companies, Inc.	123,800	2,910,538
Tribune Company	79,556	2,903,794
Tupperware Corporation	15,000	319,950
Univision Communications, Inc., Class A (a)	78,200	2,211,496
Valassis Communications Inc. (a)	13,600	537,880
Value Line, Inc.	1,500	55,995
Visteon Corporation	34,000	302,600
Washington Post Company, Class B	1,800	1,599,840
Wendy's International, Inc.	30,100	1,556,170
Whirlpool Corporation	17,800	1,423,644
		246,405,017
Consumer Staples 12.3%
Alberto-Culver Company, Class B	22,450	1,012,944
Albertson's, Inc.	98,800	2,105,428
Avon Products, Inc.	126,900	4,150,899
Campbell Soup Company	86,800	2,677,780
Church & Dwight Co., Inc.	17,700	664,635
Clorox Company	40,600	2,267,510
Coca-Cola Company	603,300	26,400,408
Colgate-Palmolive Company	139,500	7,385,130
Costco Wholesale Corporation	127,830	5,876,345
CVS Corporation	217,200	6,739,716
Estée Lauder Companies, Inc. (The), Class A	44,200	1,729,988
Consumer Staples (Continued)
General Mills Incorporated	98,700	$4,678,380
Gillette Company	266,338	14,294,360
Green Mountain Coffee, Inc. (a)	1,800	63,090
Hain Celestial Group, Inc. (The) (a)	8,700	172,521
Heinz (H.J.) Company	93,300	3,431,574
Hershey Foods Corporation	57,400	3,666,138
Kellogg Company	92,800	4,204,768
Kimberly-Clark Corporation	127,564	8,133,481
Kroger Company (a)	196,000	3,890,600
Longs Drug Stores Corporation	8,800	381,832
McCormick & Company, Inc.	34,900	1,213,822
Nature's Sunshine Products, Inc.	4,200	83,790
PepsiAmericas, Inc.	29,200	752,776
PepsiCo, Inc.	446,370	24,340,556
Procter & Gamble Company	659,594	36,693,214
Safeway Inc.	120,600	2,930,580
Smucker (J.M.) Company	15,105	718,545
SUPERVALU, Inc.	36,900	1,306,260
Sysco Corporation	168,700	6,083,322
Tootsie Roll Industries, Inc.	10,038	314,089
United Natural Foods, Inc. (a)	10,000	337,200
Walgreen Company	273,400	13,084,924
Whole Foods Market, Inc.	17,200	2,347,972
Wild Oats Markets, Inc. (a)	6,550	87,967
Wrigley (Wm.) Jr. Company	52,500	3,734,850
		197,957,394
Energy 2.6%
Anadarko Petroleum Corporation	62,385	5,511,715
Apache Corporation	87,624	5,993,482
Cooper Cameron Corp. (a)	14,200	1,007,916
Devon Energy Corporation	126,244	7,081,025
EOG Resources, Inc.	64,300	3,928,730

Domini Social Index Portfolio / Portfolio of Investments (Continued)

July 31, 2005

Security	Shares	Value
Energy (Continued)
Helmerich & Payne, Inc.	13,000	$742,560
Kinder Morgan, Inc.	28,800	2,559,168
Noble Energy, Inc.	23,200	1,914,232
Pioneer Natural Resources Company	38,700	1,676,871
Rowan Companies, Inc.	29,200	997,472
Smith International	28,300	1,922,702
Sunoco, Inc.	18,500	2,326,005
Williams Companies, Inc.	152,100	3,230,604
XTO Energy Inc.	94,700	3,323,023
		42,215,505
Financials 22.7%
AFLAC, Inc.	133,700	6,029,870
Allied Capital Corporation	36,100	1,026,684
AMBAC Financial Group, Inc.	29,100	2,090,544
American Express Company	312,300	17,176,500
American International Group, Inc.	691,676	41,638,895
AmSouth Bancorporation	94,500	2,637,495
BB&T Corporation	145,200	6,072,264
Capital One Financial Corporation	66,800	5,511,000
Cathay General Bancorp	12,990	461,665
Chittenden Corporation	13,220	387,214
Chubb Corporation	52,200	4,636,404
Cincinnati Financial Corporation	45,017	1,855,601
Comerica Incorporated	44,800	2,737,280
Edwards (A.G.), Inc.	20,887	925,294
Fannie Mae	258,565	14,443,441
Fifth Third Bancorp	139,011	5,991,374
First Horizon National Corporation	33,400	1,362,386
FirstFed Financial Corp. (a)	4,500	281,160
Franklin Resources, Inc.	53,100	4,291,542
Freddie Mac	184,100	11,649,848
Genl Growth Properties	62,534	2,875,313
Golden West Financial	75,100	4,890,512
Hartford Financial Services Group (The)	79,000	6,365,030
Heartland Financial USA, Inc.	4,200	86,100
Janus Capital Group Inc.	62,026	931,631
Financials (Continued)
Jefferson-Pilot Corporation	36,925	$1,852,527
KeyCorp	108,700	3,721,888
Lincoln National Corporation	46,700	2,255,610
M&T Bank Corp.	26,300	2,853,813
Maguire Properties Inc.	7,900	236,605
Marsh & McLennan Companies, Inc.	143,300	4,151,401
MBIA, Inc.	36,400	2,210,936
MBNA Corporation	339,475	8,541,191
Medallion Financial Corp.	4,300	41,839
Mellon Financial Corporation	113,700	3,463,302
Merrill Lynch & Co., Inc.	252,292	14,829,724
MGIC Investment Corporation	24,700	1,693,926
Moody's Corporation	73,500	3,477,285
Morgan (J.P.) Chase & Co.	937,892	32,957,525
National City Corporation	158,300	5,842,853
Northern Trust Corporation	54,100	2,748,280
PNC Financial Services Group	75,300	4,127,946
Popular Inc.	71,800	1,852,440
Progressive Corporation (The)	52,900	5,273,601
Providian Financial Corporation (a)	77,000	1,455,300
Regions Financial Corp. (New)	123,700	4,161,268
SAFECO Corporation	34,300	1,884,442
Schwab (Charles) Corporation	303,700	4,160,690
SLM Corporation	111,700	5,751,433
Sovereign Bancorp	98,700	2,367,813
St. Paul Travelers Companies, Inc. (The)	180,464	7,944,025
State Street Corporation	89,000	4,426,860
SunTrust Banks, Inc.	90,600	6,588,432
Synovus Financial Corporation	83,850	2,479,445
U.S. Bancorp	489,221	14,705,983
UnumProvident Corporation	80,900	1,549,235
Wachovia Corporation	420,143	21,166,804

Domini Social Index Portfolio / Portfolio of Investments (Continued)

July 31, 2005

Security	Shares	Value
Financials (Continued)
Wainwright Bank & Trust Co.	2,625	$28,875
Washington Mutual, Inc.	233,804	9,931,994
Wells Fargo & Company	449,706	27,584,966
Wesco Financial Corporation	1,200	421,200
		365,096,504
Health Care 13.3%
Affymetrix Inc (a)	16,700	779,723
Allergan, Inc.	34,705	3,101,586
Amgen, Inc. (a)	329,853	26,305,777
Bard (C.R.), Inc.	28,400	1,896,836
Bausch & Lomb Incorporated	14,400	1,218,960
Baxter International, Inc.	165,400	6,495,258
Becton Dickinson and Company	66,800	3,698,716
Biogen Idec Inc. (a)	90,250	3,545,923
Biomet, Inc.	66,400	2,531,832
Boston Scientific Corporation (a)	199,700	5,781,315
CIGNA Corporation	35,200	3,757,600
Cross Country Healthcare, Inc. (a)	8,600	169,764
Dionex Corporation (a)	5,600	258,496
Fisher Scientific (a)	32,000	2,145,600
Forest Laboratories, Inc. (a)	90,700	3,620,744
Genzyme Corporation (a)	66,600	4,955,706
Guidant Corporation	86,438	5,946,934
Hillenbrand Industries, Inc.	15,500	796,855
Humana, Inc. (a)	42,900	1,709,565
IMS Health, Inc.	62,813	1,710,398
Invacare Corporation	7,700	324,555
Invitrogen Corporation (a)	14,000	1,200,780
Johnson & Johnson	792,580	50,693,416
King Pharmaceuticals Inc. (a)	66,200	738,130
Manor Care, Inc.	22,400	850,304
McKesson HBOC, Inc.	77,820	3,501,900
MedImmune, Inc. (a)	66,500	1,889,265
Medtronic, Inc.	323,200	17,433,408
Merck & Co., Inc.	587,200	18,238,432
Health Care (Continued)
Millipore Corporation (a)	13,700	$839,399
Mylan Laboratories, Inc.	75,475	1,310,246
St. Jude Medical, Inc. (a)	97,400	4,617,734
Stryker Corporation	99,600	5,387,364
Synovis Life Technologies, Inc. (a)	2,600	23,140
Thermo Electron Corporation (a)	43,700	1,304,882
UnitedHealth Group Incorporated	337,634	17,658,258
Waters Corporation (a)	30,600	1,385,568
Watson Pharmaceuticals (a)	29,200	975,280
Zimmer Holdings, Inc. (a)	65,700	5,411,052
		214,210,701
Industrials 6.4%
3M Company	205,500	15,412,499
Alaska Air Group, Inc. (a)	6,900	241,362
American Power Conversion	48,000	1,349,280
AMR Corporation (a)	37,600	528,280
Apogee Enterprises, Inc.	7,400	116,994
Ault, Inc. (a)	1,200	3,420
Avery Dennison Corporation	27,400	1,552,758
Baldor Electric Company	8,800	220,352
Banta Corporation	6,550	312,697
Brady Corporation, Class A	12,000	410,400
CLARCOR, Inc.	12,900	402,480
Cooper Industries, Inc., Class A	24,800	1,601,584
Cross (A.T.) Company (a)	3,800	19,038
Cummins, Inc.	11,600	991,104
Deere & Company	65,700	4,830,921
Delta Air Lines, Inc. (a)	32,000	94,720
Deluxe Corporation	13,100	524,000
Donaldson Company, Inc.	20,500	667,890
Donnelley (R.R.) & Sons Company	57,400	2,069,270
Emerson Electric Company	111,600	7,343,280
Fastenal Company	18,200	1,194,648

Domini Social Index Portfolio / Portfolio of Investments (Continued)

July 31, 2005

Security	Shares	Value
Industrials (Continued)
FedEx Corporation	80,500	$6,769,245
GATX Corporation	12,600	476,280
Graco, Inc.	18,552	709,243
Grainger (W.W.), Inc.	22,400	1,395,968
Granite Construction Incorporated	10,625	363,588
Herman Miller, Inc.	19,300	616,249
HNI Corporation	13,300	773,395
Hubbell Incorporated, Class B	16,960	769,984
Ikon Office Solutions	38,800	372,480
Illinois Tool Works, Inc.	73,000	6,252,450
JetBlue Airways Corporation (a)	27,300	573,300
Kadant Inc. (a)	3,700	84,545
Kansas City Southern Industries, Inc. (a)	20,000	451,200
Kelly Services, Inc.	8,475	257,810
Lawson Products, Inc.	2,500	102,300
Lincoln Electric Holdings, Inc.	11,000	402,710
Masco Corporation	115,600	3,919,996
Milacron, Inc. (a)	12,633	23,624
Monster Worldwide (a)	31,200	947,544
Nordson Corporation	8,000	266,960
Norfolk Southern Corporation	106,700	3,970,307
Pall Corp.	34,200	1,059,174
Pitney Bowes, Inc.	60,800	2,710,464
Robert Half International, Inc.	43,100	1,460,659
Ryder System, Inc.	18,000	701,820
Smith (A.O.) Corporation	5,200	140,400
Southwest Airlines Co.	193,962	2,752,321
SPX Corporation	20,030	979,066
Standard Register Company	6,000	91,500
Steelcase, Inc.	27,100	396,744
Tennant Company	2,300	85,100
Thomas & Betts Corporation (a)	15,100	509,927
Toro Company	10,800	434,592
Trex Company, Inc. (a)	3,700	108,780
United Parcel Service, Inc., Class B	296,933	21,667,201
Yellow Roadway Corporation (a)	13,880	734,391
		103,218,294
Information Technology 19.8%
3Com Corporation (a)	103,000	$374,920
Adaptec, Inc. (a)	27,400	105,490
ADC Telecommunications (a)	31,228	816,300
Advanced Micro Devices, Inc. (a)	103,800	2,084,304
Advent Software, Inc. (a)	8,500	204,255
Analog Devices, Inc.	98,700	3,869,040
Andrew Corporation (a)	43,800	481,362
Apple Computer, Inc. (a)	219,900	9,378,735
Applied Materials, Inc.	440,200	8,126,092
Arrow Electronics, Inc. (a)	31,600	948,632
Autodesk, Inc.	61,500	2,102,685
Automatic Data Processing, Inc.	155,474	6,904,600
BMC Software, Inc. (a)	60,800	1,160,672
CDW Corporation	19,500	1,209,000
Ceridian Corporation (a)	39,700	830,921
Cisco Systems, Inc. (a)	1,703,314	32,618,463
Coherent, Inc. (a)	7,700	262,108
Compuware Corporation (a)	98,800	832,884
Convergys Corp. (a)	35,500	516,525
Dell Inc. (a)	645,286	26,114,724
Electronic Arts Inc. (a)	81,700	4,705,920
Electronic Data Systems Corporation	139,800	2,875,686
EMC Corporation (a)	641,800	8,786,242
Entegris, Inc. (a)	15,700	184,789
Gerber Scientific, Inc. (a)	5,700	34,314
Hewlett-Packard Company	769,310	18,940,412
Hutchinson Technology Incorporated (a)	6,500	216,385
Imation Corporation	9,100	394,485
Intel Corporation	1,645,355	44,654,935
Lexmark International Group, Inc. (a)	34,300	2,150,610
LSI Logic Corporation (a)	104,200	1,016,992
Lucent Technologies, Inc. (a)	1,183,992	3,469,097
Merix Corporation (a)	3,750	23,589
Micron Technology, Inc. (a)	165,200	1,962,576

Domini Social Index Portfolio / Portfolio of Investments (Continued)

July 31, 2005

Security	Shares	Value
Information Technology (Continued)
Microsoft Corporation	2,678,230	$68,589,470
Molex Incorporated	44,846	1,266,451
National Semiconductor Corporation	93,000	2,298,030
Novell, Inc. (a)	101,600	617,728
Novellus Systems, Inc. (a)	35,500	1,024,175
Palm Inc (a)	13,904	396,820
Paychex, Inc.	94,800	3,309,468
Plantronics Inc.	13,400	457,744
Polycom Inc. (a)	24,300	402,651
Qualcomm, Inc.	436,200	17,225,538
Red Hat, Inc. (a)	43,700	665,988
Sapient Corporation (a)	27,200	211,616
Scientific-Atlanta, Inc.	40,400	1,555,400
Solectron Corporation (a)	262,000	1,006,080
Sun Microsystems, Inc. (a)	913,300	3,507,072
Symantec Corporation (a)	316,400	6,951,308
Tektronix, Inc.	23,000	576,380
Tellabs, Inc. (a)	121,800	1,183,896
Texas Instruments, Inc.	443,078	14,072,157
Xerox Corporation (a)	253,600	3,350,056
Xilinx, Inc.	94,400	2,676,240
		319,702,012
Materials 1.6%
Air Products & Chemicals, Inc.	61,400	3,669,264
Airgas, Inc.	17,800	525,100
Aleris International, Inc. (a)	6,100	139,507
Bemis Company, Inc.	28,800	777,600
Cabot Corporation	16,800	581,112
Calgon Carbon Corporation	10,100	88,476
Caraustar Industries, Inc. (a)	7,200	86,184
Crown Holdings, Inc. (a)	43,200	682,128
Ecolab, Inc.	59,100	1,984,578
Engelhard Corporation	32,200	923,818
Fuller (H.B.) Company	7,300	252,069
Lubrizol Corporation	18,100	796,400
MeadWestvaco Corp.	48,512	1,417,521
Minerals Technologies, Inc.	5,300	329,872
Nucor Corporation	43,100	2,389,895
Praxair, Inc.	87,000	4,296,930
Materials (Continued)
Rock-Tenn Company, Class A	9,000	$121,230
Rohm & Haas Company	51,087	2,353,067
Schnitzer Steel Industries Inc., Class A	5,800	165,880
Sealed Air Corporation (a)	23,000	1,220,380
Sigma-Aldrich Corporation	18,400	1,180,544
Sonoco Products Company	25,645	712,931
Valspar Corporation	13,100	642,686
Wausau-Mosinee Paper Corporation	15,700	197,506
Wellman, Inc.	8,200	68,388
Worthington Industries, Inc.	22,200	392,496
		25,995,562
Telecommunication Services 4.8%
AT&T Corporation	212,416	4,205,837
BellSouth Corporation	489,000	13,496,400
Citizens Communications Company	92,367	1,213,702
SBC Communications, Inc.	880,428	21,526,465
Sprint Corp. – FON Group	394,500	10,612,050
Telephone and Data Systems, Inc.	28,300	1,127,755
Verizon Communications	737,522	25,245,378
		77,427,587
Utilities 0.8%
AGL Resources, Inc.	20,600	792,070
Cascade Natural Gas Corporation	2,900	63,307
Cleco Corporation	12,200	274,256
Energen Corporation	19,400	680,940
Equitable Resources, Inc.	16,400	1,165,220
IDACORP, Inc.	11,300	355,385
KeySpan Corporation	44,800	1,822,911
MGE Energy, Inc.	4,400	162,932
National Fuel Gas Company	21,800	662,720
NICOR, Inc.	11,400	465,348

Domini Social Index Portfolio / Portfolio of Investments (Continued)

July 31, 2005

Security	Shares	Value
Utilities (Continued)
NiSource, Inc.	73,647	$1,788,886
Northwest Natural Gas Company	6,500	250,835
OGE Energy Corporation	24,200	735,196
Peoples Energy Corporation	10,900	470,335
Pepco Holdings, Inc.	50,700	1,210,209
Questar Corporation	23,100	1,621,158
Southern Union Company (a)	24,306	$618,345
WGL Holdings	12,600	434,070
		13,574,123
Total Investments — 99.6%
(Cost $1,362,330,689)(b)		1,605,802,699
Other Assets, less liabilities — 0.4%		6,165,864
Net Assets — 100.0%		$1,611,968,563

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $1,464,165,066. The aggregate gross unrealized appreciation is $345,976,822 and the aggregate gross unrealized depreciation is $204,339,189, resulting in net unrealized appreciation of $141,637,633.

Copyright in the Domini 400 Social IndexSM is owned by KLD Research & Analytics, Inc., and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

SEE NOTES TO FINANCIAL STATEMENTS

Domini Social Index Portfolio

Statement of Assets and Liabilities

July 31, 2005

ASSETS:
Investments at value (Cost $1,362,330,689)	$1,605,802,699
Cash	3,630,037
Receivable for securities sold	801,124
Dividends receivable	2,230,890
Total assets	1,612,464,750
LIABILITIES:
Management fee payable (Note 2)	270,334
Other accrued expenses	225,853
Total liabilities	496,187
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS	$1,611,968,563

SEE NOTES TO FINANCIAL STATEMENTS

Domini Social Index Portfolio

Statement of Operations

Year Ended July 31, 2005

INVESTMENT INCOME:
Dividends		$33,980,615

EXPENSES:
Management fee (Note 2)	$3,165,651
Custody fees (Note 3)	248,619
Professional fees	140,158
Trustees fees	63,604
Miscellaneous	23,844
Total expenses	3,641,876
Fees paid indirectly (Note 3)	(93,517)
Net expenses		3,548,359
NET INVESTMENT INCOME		30,432,256
Net realized loss on investments:
Proceeds from sales	$202,332,853
Cost of securities sold	(246,560,468)
Net realized loss on investments		(44,227,615)
Net changes in unrealized appreciation of investments:
Beginning of period	$57,948,649
End of period	243,472,010
Net change in unrealized appreciation		185,523,361
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$171,728,002

SEE NOTES TO FINANCIAL STATEMENTS

Domini Social Index Portfolio

Statements of Changes in Net Assets

	Year Ended July 31, 2005	Year Ended July 31, 2004
INCREASE IN NET ASSETS:
From Operations:
Net investment income	$30,432,256	$18,456,783
Net realized loss on investments	(44,227,615)	(22,378,148)
Net change in unrealized appreciation of investments	185,523,361	162,852,493
Net Increase in Net Assets Resulting from Operations	171,728,002	158,931,128
Transactions in Investors' Beneficial Interest:
Additions	238,673,782	318,907,730
Reductions	(325,346,892)	(269,267,844)
Net Increase/(Decrease) in Net Assets from Transactions in Investors' Beneficial Interests	(86,673,110)	49,639,886
Total Increase in Net Assets	85,054,892	208,571,014
NET ASSETS:
Beginning of period	1,526,913,671	1,318,342,657
End of period	$1,611,968,563	$1,526,913,671

SEE NOTES TO FINANCIAL STATEMENTS

Domini Social Index Portfolio

Financial Highlights

	Year Ended July 31,
	2005		2004		2003		2002		2001
Net assets (in millions)	$1,612		$1,527		$1,318		$1,239		$1,729
Total return	11.48%		12.01%		12.13%		(22.71)%		(17.28)%
Ratio of net investment income to average net assets (annualized)	1.92%		1.25%		1.32%		1.02%		0.78%
Ratio of expenses to average net assets (annualized)	0.22	%(2)	0.24	%(2)	0.23	%(1)(2)	0.22	%(2)	0.22	%(2)
Portfolio turnover rate	9%		8%		8%		13%		19%

(1)

Reflects an expense reimbursement and fee waiver by the Manager of 0.01% for the year ended July 31, 2003. Had the Manager not waived its fee and reimbursed expenses, the ratio of expenses to average net assets would have been 0.24% for the year ended July 31, 2003.

(2)

Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.23%, 0.24%, 0.23%, 0.22%, and 0.21% for the years ended July 31, 2005, 2004, 2003, 2002, and 2001, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2005

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Index Portfolio (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989. Effective August 1, 2005, the Trust changed its name to Domini Social Trust, and renamed its series portfolio which previously had the same name as the Trust, the Domini Social Index Trust (the "Portfolio"). The Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index,SM which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991. The Domini European Social Equity Trust, another series of the Trust, is scheduled to commence operations on October 3, 2005.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Portfolio's significant accounting policies.

(A) Valuation of Investments. The Portfolio values securities listed or traded on national securities exchanges at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (NOCP). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Board of Trustees.

(B) Dividend Income. Dividend income is recorded on the ex-dividend date.

(C) Federal Taxes. The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

(D) Other. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager. Domini Social Investments LLC (Domini) is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, Domini receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the Portfolio's average daily net assets.

(B) Submanager. SSgA Funds Management, Inc. (SSgA) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with Domini. SSgA does not determine the composition of the Domini 400 Social Index.SM  The Index's composition is determined by KLD Research & Analytics, Inc.

3. INVESTMENT TRANSACTIONS

For the year ended July 31, 2005, cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, aggregated $146,569,112 and $202,332,853, respectively. For the year ended July 31, 2005, custody fees of the Portfolio were reduced by $93,517, which was compensation for uninvested cash left on deposit with the custodian.

Domini Social Index Portfolio—Notes to Financial Statements  13

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Investors
Domini Social Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Domini Social Index Portfolio (the "Portfolio"), a series of Domini Social Trust, as of July 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Domini Social Index Portfolio as of July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 16, 2005

BOARD OF TRUSTEES' CONSIDERATION OF MANAGEMENT AND SUBMANAGEMENT AGREEMENTS

The Board of Trustees of the Domini Social Index Portfolio approved the continuance of the Portfolio's Management and Submanagement Agreements with Domini Social Investments LLC (Domini) and SSgA Funds Management, Inc. (SSgA), respectively, on April 29, 2005. The Trustees, including all of the Independent Trustees, concluded that each of Domini and SSgA had the capabilities, resources, and personnel necessary to manage the Portfolio.

In their deliberations, the Trustees considered the information provided to them throughout the year at regular board meetings, as well as the information prepared specifically in connection with the annual renewal review process. The Trustees evaluated all information available to them. The Trustees did not identify any particular information or factor that was all-important or controlling.

In reaching their determination to approve the continuance of the Management and Submanagement Agreements, the Trustees considered a variety of factors they believed relevant and balanced a number of considerations. The primary factors and the conclusions are described below.

Nature, Quality, and Extent of Services Provided

The Trustees considered that, pursuant to the Management and Submanagement Agreements, Domini, subject to the direction of the Board, is responsible for providing advice and guidance with respect to the Portfolio and for managing the investment of the assets of the Portfolio, which it does by engaging and overseeing the activities of SSgA. The Trustees also considered that SSgA provides the day-to-day portfolio management of the Portfolio, including making purchases and sales of portfolio securities consistent with the Portfolio's investment objective and policies. The terms of the Management and Submanagement Agreements were reviewed by the Trustees.

The Trustees considered the scope and quality of the services provided by each of Domini and SSgA under the Management and Submanagement Agreements. They considered the professional experience, tenure, and qualifications of the Portfolio's portfolio management team and other senior personnel at Domini and SSgA, noting that they intended to continue to work with SSgA regarding diversity issues. The Trustees also considered Domini's capabilities and experience in the development and application of social and environmental screens and its reputation and leadership in the socially responsible investment community. In addition, they considered each of Domini's and SSgA's compliance policies and procedures and compliance record.

The Trustees concluded that they were satisfied with the nature, quality, and extent of services provided by Domini and SSgA to the Portfolio under the Management and Submanagement Agreements.

Costs of Services Provided and Profitability

The Trustees reviewed information provided to them by Domini concerning the costs borne by and profitability of Domini in respect of its advisory relationship with the Portfolio for the 2004 calendar year, along with a description of the methodology used by Domini in preparing the profitability information. They also reviewed information provided to them by SSgA concerning the costs borne by and profitability of SSgA in respect of its submanagement relationship with the Portfolio for the 2004 calendar year. The Trustees also reviewed the financial results realized by Domini in connection with the operations of the Portfolio and SSgA's statements of income for December 31, 2003, and December 31, 2004.

The Trustees considered Domini's profit margin with respect to the Portfolio in comparison to industry data provided by Domini. They also reviewed SSgA's profit margin with respect to the Portfolio in comparison to the same industry data. They noted that the breakpoints proposed by Domini for the Management Agreement would likely reduce Domini's profit margins. The Trustees concluded that they were satisfied that each of Domini's and SSgA's level of profitability was not excessive in view of the nature, quality, and extent of services provided.

Other Benefits

The Trustees considered the other benefits which Domini, SSgA, and their respective affiliates receive from their relationship with the Portfolio.

The Trustees reviewed the character and amount of payments received by Domini and its affiliates, other than in respect of the Management and Submanagement Agreements. The Trustees considered the brokerage practices of Domini and SSgA and noted that, based on information provided to them, neither Domini nor SSgA received the benefits of "soft dollar" commissions with respect to the Portfolio. The Trustees also considered the intangible benefits that may accrue to Domini and SSgA and their respective affiliates by virtue of their relationship with the Portfolio.

The Trustees concluded that the benefits received by each of Domini and SSgA and their respective affiliates, as outlined above, were reasonable in the context of the relationship between each of Domini and SSgA and the Portfolio.

Investment Results

The Trustees reviewed the investment performance of the Portfolio. The Trustees considered the performance of the Portfolio for the three months, six months, one- and two-year periods ended December 31, 2004, and March 31, 2005, as well as its cumulative performance from inception through December 31, 2004, and through March 31, 2005. They considered the performance of the S&P 500 and the Domini 400 Social IndexSM for the same periods.

Because the objective of the Portfolio is to provide its investors with a long-term total return that matches the performance of the Domini 400 Social IndexSM, the Trustees paid particular attention to the Portfolio's tracking error. They compared the tracking error to SSgA's tracking error with respect to other index funds for which it acts as adviser. They noted that the tracking error had been in an acceptable range. Based on their review, the Trustees concluded that the performance of the Portfolio over time had been satisfactory.

Fees and Other Expenses

The Trustees considered the advisory fees to be paid by the Portfolio to Domini and the submanagement fees to be paid by Domini to SSgA. The Trustees considered the level of advisory fees versus the peer group for the Portfolio, as well as the Portfolio's total expense ratio compared to those peers.

The Trustees also reviewed the fees that each of Domini and SSgA charges its other clients with investment objectives similar to the Portfolio. The Trustees reviewed materials provided by Domini describing the differences in services provided to its non-fund client with similar objectives to the Portfolio and noted that the Portfolio, although it may receive more services than such non-fund client, paid a lower advisory fee. The Trustees also noted that Domini pays the submanager from its advisory fee for the Portfolio. The Trustees also considered that the advisory fees SSgA receives with respect to its other index clients are within the general range of the submanagement fee it receives with respect to the Portfolio.

The Trustees considered that, based on the information provided with respect to its peer group, the advisory fee for the Portfolio was the lowest in its peer group and lower than the relevant industry averages.

The Trustees also noted that Domini would be implementing breakpoints in the fees payable to it under the Management Agreement and that such breakpoints would reduce the expense ratios as Portfolio assets increase. The Trustees concluded that the expense ratios for the Portfolio were satisfactory.

Economies of Scale

The Trustees also considered whether economies of scale would be realized by Domini and SSgA as the Portfolio gets larger and the extent to which this is reflected in the level of fees charged. The Trustees noted that there were breakpoints in the SSgA submanagement fee and that Domini would implement breakpoints in the fees payable to it under the Management Agreement. The Trustees concluded that such breakpoints were an effective way to experience economies of scale for the Portfolio.

The Trustees will consider whether to renew the Management and Submanagement Agreements again after a one-year period.

Trustees and Officers

The following table presents information about each Trustee and each Officer of the Domini Social Index Portfolio as of July 31, 2005. Asterisks indicate that those Trustees and Officers are "interested persons" (as defined in the Investment Company Act of 1940) of the Portfolio. Each Trustee and each Officer of the Portfolio noted as an interested person is interested by virtue of his or her position with Domini Social Investments LLC as described below. Unless otherwise indicated below, the address of each Trustee and each Officer is 536 Broadway, 7th Floor, New York, NY 10012. The Portfolio does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is elected or until he or she retires, resigns, dies, or is removed from office. No Trustee or Officer is a director of a public company or a registered investment company other than, with respect to the Trustees, the Domini Funds.

Interested Trustee and Officer
Name, Age, Position(s) Held, and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds and Portfolios in the Domini Family of Funds Overseen by Trustee
Amy L. Domini* (55) Chair, Trustee, and President of the Portfolio since 1990
CEO (since 2002), President (2002-June 2005), and Manager (since 1997), Domini Social Investments LLC; Manager, DSIL Investment Services LLC (since 1998); Manager, Domini Holdings LLC (holding company) (since 2002); Tom's of Maine, Inc. (natural care products) (2004); Board Member, Progressive Government Institute (nonprofit education on executive branch of the federal government) (since 2003); Board Member, Financial Markets Center (nonprofit financial markets research and education resources provider) (2002-2004); Trustee, New England Quarterly (periodical) (since 1998); Trustee, Episcopal Church Pension Fund (since 1994); CEO, Secretary, and Treasurer, KLD Research & Analytics, Inc. (social research provider) (1990-2000); Private Trustee, Loring, Wolcott & Coolidge Office (fiduciary) (since 1987).
5

Disinterested Trustees
Name, Age, Position(s) Held, and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds and Portfolios in the Domini Family of Funds Overseen by Trustee
Julia Elizabeth Harris (57) Trustee of the Portfolio since 1999	Director and President, Alpha Global Solutions, LLC (agribusiness) (2004); Trustee, Fiduciary Trust Company (financial institution) (2001-2005); Executive Vice President, UNC Partners, Inc. (financial management) (since 1990).	5
Kirsten S. Moy (58) Trustee of the Portfolio since 1999	Board Member, Community Reinvestment Fund (since 2003); Director, Economic Opportunities Program, The Aspen Institute (research and education) (since 2001); Consultant on Social Investments, Equitable Life/AXA (1998-2001); Project Director, Community Development Innovation and Infrastructure Initiative (research) (1998-2001).	5
William C. Osborn (61) Trustee of the Portfolio since 1997	Manager, Massachusetts Green Energy Fund Management 1, LLC (venture capital) (since 2004); Manager, Commons Capital Management LLC (venture capital) (since 2000); Special Partner/Consultant, Arete Corporation (venture capital) (since 1999); Director, World Power Technologies, Inc. (power equipment production) (1999-2004); Director, Investors' Circle (socially responsible investor network) (since 1999).	5
Karen Paul (60) Trustee of the Portfolio since 1997	Visiting Professor, Escuela Graduado Administración Dirección Empresas, Instituto Tecnológico y de Estudios Superiores de Monterrey (2004); Professor, Catholic University of Bolivia (2003); Fulbright Fellow, U.S. Department of State (2003); Partner, Trinity Industrial Technology (1997-2002); Executive Director, Center for Management in the Americas (1997-2002); Professor of Management and International Business, Florida International University (since 1990).	5
Gregory A. Ratliff (45) Trustee of the Portfolio since 1999	Community Investment Consultant (self-employment) (since 2002); Senior Fellow, The Aspen Institute (research and education) (2002); Director, Economic Opportunity, John D. and Catherine T. MacArthur Foundation (private philanthropy) (1997-2002).	5

Disinterested Trustees (continued)
Name, Age, Position(s) Held, and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds and Portfolios in the Domini Family of Funds Overseen by Trustee
John L. Shields (52) Trustee of the Portfolio since 2004	Managing Director, Navigant Consulting, Inc. (management consulting firm) (since 2004); Advisory Board Member, Vestmark, Inc. (software company) (since 2003); Managing Principal, Shields Smith & Webber LLC (management consulting firm) (2002-2004); President and CEO, Citizens Advisers, Inc. (1998-2002); President and CEO, Citizens Securities, Inc. (1998-2002); President and Trustee, Citizens Funds (1998-2002).	5
Frederick C. Williamson, Sr. (89) Trustee of the Portfolio since 1990
President's Advisory Board, Salve Regina University, Newport, R.I. (since 1999); Board Member, Preserve Rhode Island (nonprofit preservation) (since 1999); Board of Directors, Grow Smart Rhode Island (nonprofit state planning) (since 1998); Advisor, National Parks and Conservation Association (1997-2001); Chairman, Rhode Island Historical Preservation and Heritage Commission (state government) (since 1995); Treasurer and Trustee, RIGHA Foundation (charitable foundation supporting healthcare needs) (since 1994); Trustee, National Park Trust (nonprofit land acquisition) (since 1983); Trustee, Rhode Island Black Heritage Society (nonprofit education) (since 1974); State Historic Preservation Officer (state government) (since 1969).
		5
Officers
Name, Age, Position(s) Held, and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds and Portfolios in the Domini Family of Funds Overseen by Trustee
Megan L. Dunphy* (35) Secretary of the Portfolio since 2005	Mutual Fund Counsel, Domini Social Investments LLC (since 2005); Secretary, Domini Funds (since 2005); Counsel, ING (formerly Aetna Financial Services) (financial services) (1999-2004).	N/A
Adam M. Kanzer* (39) Chief Legal Officer of the Portfolio since 2003
General Counsel and Director of Shareholder Advocacy (since 1998) and Chief Compliance Officer (April 2005-May 2005), Domini Social Investments LLC; Chief Compliance Officer (April 2005-July 2005) and Chief Legal Officer (since 2003), Domini Funds.
N/A

Officers (continued)
Name, Age, Position(s) Held, and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds and Portfolios in the Domini Family of Funds Overseen by Trustee
Carole M. Laible* (41) Treasurer of the Portfolio since 1997
President (since July 2005), Chief Operating Officer (since 2002), and Financial/Compliance Officer (1997-2003), Domini Social Investments LLC; President and CEO (since 2002), Chief Compliance Officer (since 2001), Chief Financial Officer, Secretary, and Treasurer (since 1998), DSIL Investment Services LLC; Treasurer, Domini Funds (since 1997).
N/A
Steven D. Lydenberg* (59) Vice President of the Portfolio since 1990
Chief Investment Officer (since 2003) and Member (since 1997), Domini Social Investments LLC; Vice President, Domini Funds (since 1990); Director (1990-2003) and Director of Research (1990-2001), KLD Research & Analytics, Inc. (social research provider).
N/A
Maurizio Tallini* (31) Chief Compliance Officer of the Portfolio since July 2005
Chief Compliance Officer, Domini Social Investments LLC (since May 2005); Chief Compliance Officer, Domini Funds (since July 2005); Venture Capital Controller, Rho Capital Partners (venture capital) (2001-2005); Manager, PricewaterhouseCoopers LLP (independent registered public accounting firm) (1995-2001).
N/A

The Portfolio's Registration Statement includes information about the Trustees and is available without charge, upon request, by calling the following toll-free number: 1-800-217-0017.

PROXY VOTING INFORMATION

The Domini Funds’ Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting www.domini.com/shareholder-advocacy/Proxy-Voting/index.htm, or by visiting the EDGAR database on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. All proxy votes cast for the Domini Funds are posted to Domini’s website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at www.domini.com, and on the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

The Domini Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Domini Funds’ Forms N-Q are available on the EDGAR database on the SEC’s website at www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is also available to be viewed at www.domini.com.

Item 2.    Code of Ethics.

(a)    As of the end of the period covered by this report on Form N-CSR, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer.

(c)    Not applicable.

(d)    Not applicable.

Item 3.    Audit Committee Financial Expert.

John L. Shields, a member of the Audit Committee, has been determined by the Board of Trustees of the registrant in its reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Mr. Shields is an "independent" member of the Audit Committee as defined in the instructions to Form N-CSR.

Item 4.    Principal Accountant Fees and Services.

(a)    Audit Fees

For the fiscal years ended July 31, 2005, and July 31, 2004, the aggregate audit fees billed to the registrant by KPMG LLP ("KPMG") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, are shown in the table below:

Fund	2005	2004
Domini Social Trust	$28,500	$26,000

(b)    Audit-Related Fees

There were no audit-related fees billed by KPMG for services rendered for assurance and related services to the registrant that were reasonably related to the performance of the audit or review of the registrant's financial statements, but not reported as audit fees, for the fiscal years ended July 31, 2005, and July 31, 2004.

There were no audit-related fees billed by KPMG for the fiscal years ended July 31, 2005, and July 31, 2004, that were required to be approved by the registrant's Audit Committee for services rendered on behalf of Domini Social Investments LLC and entities controlling, controlled by, or under common control with Domini Social Investments LLC (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the registrant ("Service Providers").

(c)    Tax Fees

In each of the fiscal years ended July 31, 2005, and July 31, 2004, the aggregate tax fees billed by KPMG for professional services rendered for tax compliance, tax advice, and tax planning for the registrant are shown in the table below:

Fund	2005	2004
Domini Social Trust	$6,400	$5,750

There were no tax fees billed by KPMG for the fiscal years ended July 31, 2005, and July 31, 2004, that were required to be approved by the registrant's Audit Committee for services rendered on behalf of the registrant's Service Providers.

(d)    All Other Fees

There were no other fees billed by KPMG for the fiscal years ended July 31, 2005, and July 31, 2004, for other non-audit services rendered to the registrant.

There were no other fees billed by KPMG for the fiscal years ended July 31, 2005, and July 31, 2004, that were required to be approved by the registrant's Audit Committee for other non-audit services rendered on behalf of the registrant's Service Providers.

(e)(1)    The registrant's Audit Committee must pre-approve all audit and non-audit services provided by KPMG relating to the operations or financial reporting of the registrant and all non-audit services provided by KPMG to the registrant's Service Providers if the engagement relates directly to the operations and financial reporting of the registrant. Prior to the commencement of any audit or non-audit services, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2)    None, or 0%, of the services relating to the audit-related fees, tax fees, and all other fees paid by the registrant disclosed above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f)    According to KPMG for the fiscal year ended July 31, 2005, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of KPMG is as follows:

Fund	2005
Domini Social Trust	0%

(g)    There were no non-audit fees billed by KPMG, the registrant's accountant, for services rendered to the registrant's Service Providers for the last two fiscal years of the registrant. The aggregate non-audit fees billed by KPMG for services rendered to the registrant for the fiscal year ended July 31, 2005, were $6,400, and for the fiscal year ended July 31, 2004, were $5,750.

(h)    Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.    Schedule of Investments.

The Schedule of Investments is included as part of the report to stockholders filed under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant's Board of Trustees.

Item 11.    Controls and Procedures.

(a)    Within 90 days prior to the filing of this report on Form N-CSR, Amy L. Domini, the registrant's President and Principal Executive Officer, and Carole M. Laible, the registrant's Treasurer and

Principal Financial Officer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Domini and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission's rules and forms.

(b)    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)    The Code of Ethics referred to in Item 2 is filed herewith.

(a)(2)     Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(3)    Not applicable to the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL TRUST
By:	/s/ Amy L. Domini
Amy L. Domini President

Date: October 5, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Domini
Amy L. Domini President (Principal Executive Officer)

Date: October 5, 2005

By:	/s/ Carole M. Laible
Carole M. Laible Treasurer (Principal Financial Officer)

Date: October 5, 2005